Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Stockholders' Advances

The related party transactions for the three-month periods ended March 31, 2014 and 2013 and as of March 31, 2014 and December 31, 2013, respectively, are summarized below:

Stockholders advance funds to the Company from time to time to provide financing for operations.

	March 31,	December 31,
	2014	2013

Advances from stockholders	$311	$311

	December 31,	December 31,
	2013	2012

Advances from stockholders	$311	$2,737